LEASES (Schedule of Minimum Lease Payments for Company's ROU Assets Over Remaining Lease Periods) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 7,017
2023	6,121
2024	3,872
2025	389
2026	197
Total undiscounted lease payments	17,596
Less: imputed interest	(383)
Liabilities [Member]
Present value of lease liabilities	$ 17,213